Shareholder Report, Average Annual Return (Details)	4 Months Ended	12 Months Ended	19 Months Ended	33 Months Ended	50 Months Ended	60 Months Ended	64 Months Ended	67 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (with sales charge)
Average Annual Return, Percent		2.30%		0.09%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (with sales charge)
Average Annual Return, Percent		5.39%		1.02%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (with sales charge)
Average Annual Return, Percent		(0.83%)				0.98%		1.41%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (with sales charge)
Average Annual Return, Percent		2.28%				1.19%	1.32%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (with sales charge)
Average Annual Return, Percent		(4.45%)			4.96%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (with sales charge)
Average Annual Return, Percent		(1.40%)			5.43%
Kensington Hedged Premium Income ETF [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Kensington Hedged Premium Income ETF NAV
Average Annual Return, Percent	3.87%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (without sales charge)
Average Annual Return, Percent		7.44%		1.87%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (without sales charge)
Average Annual Return, Percent		6.39%		1.02%
Without Sales Load [Member] | Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class (without sales charge)
Average Annual Return, Percent		7.82%		2.16%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (without sales charge)
Average Annual Return, Percent		4.12%				1.97%		2.30%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (without sales charge)
Average Annual Return, Percent		3.26%				1.19%	1.32%
Without Sales Load [Member] | Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class (without sales charge)
Average Annual Return, Percent		4.38%				2.22%		2.56%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (without sales charge)
Average Annual Return, Percent		0.33%			6.19%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (without sales charge)
Average Annual Return, Percent		(0.47%)			5.43%
Without Sales Load [Member] | Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class (without sales charge)
Average Annual Return, Percent		0.47%			6.46%
Without Sales Load [Member] | Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class (without sales charge)
Average Annual Return, Percent		5.86%	4.83%
50% S&P500/50% Bloomberg Capital Aggregate Bond [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		50% S&P500/50% Bloomberg Capital Aggregate Bond
Average Annual Return, Percent		12.65%		5.92%
50% S&P500/50% Bloomberg Capital Aggregate Bond [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		50% S&P500/50% Bloomberg Capital Aggregate Bond
Average Annual Return, Percent		12.65%		5.92%
50% S&P500/50% Bloomberg Capital Aggregate Bond [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		50% S&P500/50% Bloomberg Capital Aggregate Bond
Average Annual Return, Percent		12.65%		5.92%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		1.25%				(0.33%)		0.48%
ICE BofA US High Yield Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA US High Yield Total Return Index
Average Annual Return, Percent		8.20%				4.04%		4.65%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		1.25%				(0.33%)	(0.37%)
ICE BofA US High Yield Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA US High Yield Total Return Index
Average Annual Return, Percent		8.20%				4.04%	4.40%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		1.25%				(0.33%)		0.48%
ICE BofA US High Yield Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA US High Yield Total Return Index
Average Annual Return, Percent		8.20%				4.04%		4.65%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Average Annual Return, Percent		25.02%			15.21%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Average Annual Return, Percent		25.02%			15.21%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Average Annual Return, Percent		25.02%			15.21%
Morningstar Global 60/40 NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Global 60/40 NR
Average Annual Return, Percent		8.75%	11.75%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Average Annual Return, Percent	7.01%